VOYA EQUITY TRUST

Voya Multi-Manager Mid Cap Value Fund (“Fund”)

Supplement dated August 15, 2014

to the Fund’s Class I shares Prospectus (“Prospectus”)

dated September 30, 2013, as supplemented May 1, 2014

Effective July 1, 2014, Greg Sleight and Guy Lakonishok were added as portfolio managers for the portion of the Fund’s assets managed by LSV Asset Management.  Effective July 1, 2014, the Fund’s Prospectuses are hereby revised as follows:

1.              The sub-section entitled “Portfolio Management — Portfolio Managers - LSV Asset Management” of the Fund’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Josef Lakonishok, Ph.D.	Puneet Mansharamani, CFA
Portfolio Manager (since 02/14)	Portfolio Manager (since 02/14)
Menno Vermeulen, CFA	Greg Sleight
Portfolio Manager (since 02/14)	Portfolio Manager (since 07/14)
Guy Lakonishok, CFA
Portfolio Manager (since 07/14)

2.              The following paragraphs are added to the sub-section entitled “Management of the Funds — The Sub-Advisers and Portfolio Managers — Voya Multi-Manager Mid Cap Value Fund — LSV Asset Management:”

Greg Sleight, Portfolio Manager, is also a Partner of LSV and has been with LSV since 2006.

Guy Lakonishok, CFA, Portfolio Manager, is also a Partner of LSV and has been with LSV since 2009.

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VOYA EQUITY TRUST

Voya Multi-Manager Mid Cap Value Fund (“Fund”)

Supplement dated August 15, 2014

to the Fund’s Class I shares

Statement of Additional Information (“SAI”)

dated September 30, 2013

Effective July 1, 2014, Greg Sleight and Guy Lakonishok were added as portfolio managers for the portion of the Fund’s assets managed by LSV Asset Management.  Effective July 1, 2014, the Fund’s SAI is hereby revised as follows:

1.                    The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers —Multi-Manager Mid Cap Value Fund — LSV” in the Fund’s SAI are hereby revised to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Greg Sleight(3)	0	$0	0	$0	0	$0
Guy Lakonishok(3)	0	$0	0	$0	0	$0

(3) As of July 1, 2014.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Greg Sleight(3)	None
Guy Lakonishok(3)	None

(3) As of July 1, 2014.

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